LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4%
	ADVERTISING & MARKETING - 0.1%
1,848	Omnicom Group, Inc.	$ 185,595

	AEROSPACE & DEFENSE - 1.8%
664	AeroVironment, Inc.(a)	135,297
2,302	Ducommun, Inc.(a)	149,814
709	General Dynamics Corporation	212,246
1,016	HEICO Corporation	260,666
991	HEICO Corporation, Class A	198,289
1,405	Howmet Aerospace, Inc.	135,807
6,548	Leonardo DRS, Inc.(a)	186,880
351	Lockheed Martin Corporation	199,403
1,163	Moog, Inc., Class A	229,576
283	Northrop Grumman Corporation	148,068
2,537	Textron, Inc.	231,374
152	TransDigm Group, Inc.	208,728
		2,296,148
	APPAREL & TEXTILE PRODUCTS - 0.6%
154	Deckers Outdoor Corporation(a)	147,731
1,957	Kontoor Brands, Inc.	146,481
867	Oxford Industries, Inc.	75,412
911	Ralph Lauren Corporation	156,018
3,028	Skechers USA, Inc., Class A(a)	207,357
		732,999
	ASSET MANAGEMENT - 1.9%
430	Ameriprise Financial, Inc.	193,259
1,434	Apollo Global Management, Inc.	165,957
1,110	Ares Management Corporation, Class A	162,504
3,466	Artisan Partners Asset Management, Inc., Class A	144,151
1,048	Blackstone, Inc.	149,193
8,490	Blue Owl Capital, Inc.	149,764
2,613	F&G Annuities & Life, Inc.	119,388
13,567	GCM Grosvenor, Inc.	147,745
1,309	Hamilton Lane, Inc., Class A	200,067
1,576	KKR & Company, Inc.	195,062

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	ASSET MANAGEMENT - 1.9% (Continued)
2,371	Stifel Financial Corporation	$ 208,979
2,405	TPG, Inc.	121,332
3,507	Victory Capital Holdings, Inc.	191,377
6,938	Vitesse Energy, Inc.	179,417
12,125	WisdomTree, Inc.	122,948
		2,451,143
	AUTOMOTIVE - 0.2%
3,006	Miller Industries, Inc.	182,495
899	Modine Manufacturing Company(a)	109,273
		291,768
	BANKING – 8.0%
2,982	1st Source Corporation	183,229
4,896	Amalgamated Financial Corporation	161,519
2,541	Ameris Bancorp	156,602
4,105	Arrow Financial Corporation	125,161
6,971	Associated Banc-Corporation	159,496
5,665	Banco Latinoamericano de Comercio Exterior S.A.	177,598
2,601	Bancorp, Inc. (The)(a)	136,292
4,742	Bank of NT Butterfield & Son Ltd. (The)	181,382
2,233	Bank OZK	96,801
3,358	Bar Harbor Bankshares	107,657
5,580	Byline Bancorp, Inc.	154,845
4,181	Cadence Bank	134,963
3,484	Capital City Bank Group, Inc.	120,268
3,055	Cathay General Bancorp	134,389
2,630	Citigroup, Inc.	164,743
1,778	City Holding Company	211,119
3,341	Community Trust Bancorp, Inc.	168,721
7,259	CrossFirst Bankshares, Inc.(a)	126,307
1,646	East West Bancorp, Inc.	138,379
2,449	Enterprise Financial Services Corporation	129,577
3,731	Equity Bancshares, Inc., Class A	152,187
2,458	Esquire Financial Holdings, Inc.	151,241
3,165	FB Financial Corporation	152,616

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	BANKING – 8.0% (Continued)
9,255	First BanCorporation	$ 197,871
5,627	First Busey Corporation	152,210
1,317	First Business Financial Services, Inc.	59,752
69	First Citizens BancShares, Inc., Class A	140,118
10,347	First Commonwealth Financial Corporation	178,175
3,382	First Community Bankshares, Inc.	149,214
6,239	First Financial Bancorp	165,146
4,232	Five Star Bancorp	123,363
10,220	FNB Corporation	153,096
9,593	Fulton Financial Corporation	185,625
3,203	German American Bancorp, Inc.	128,472
2,004	Great Southern Bancorp, Inc.	119,358
2,830	Hancock Whitney Corporation	152,056
2,816	HBT Financial, Inc.	63,135
2,464	Heartland Financial USA, Inc.	137,393
1,163	Home Bancorp, Inc.	51,940
5,441	Home BancShares, Inc.	151,477
4,022	HomeTrust Bancshares, Inc.	146,642
4,361	Independent Bank Corporation	147,751
2,598	International Bancshares Corporation	164,142
3,188	Mercantile Bank Corporation	146,584
2,888	Merchants Bancorp	132,415
2,300	Meta Financial Group, Inc.	158,286
4,263	Metrocity Bankshares, Inc.	130,661
2,964	NBT Bancorp, Inc.	145,117
2,162	Northeast Bank	153,524
10,717	Northwest Bancshares, Inc.	148,430
12,033	NU Holdings Ltd./Cayman Islands, Class A(a)	180,134
4,087	OFG Bancorp	187,961
9,070	Old National Bancorp	180,040
3,923	Origin Bancorp, Inc.	131,303
3,518	Orrstown Financial Services, Inc.	125,944
1,139	Park National Corporation	200,224
4,859	Peoples Bancorp, Inc.	155,488

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	BANKING – 8.0% (Continued)
1,727	Popular, Inc.	$ 177,018
1,606	Preferred Bank	133,057
2,340	QCR Holdings, Inc.	180,484
6,345	RBB Bancorp	145,681
5,633	Regions Financial Corporation	131,925
1,534	Republic Bancorp, Inc., Class A	98,023
3,984	S&T Bancorp, Inc.	171,192
4,048	South Plains Financial, Inc.	141,316
1,585	SouthState Corporation	153,888
4,110	Stellar Bancorp, Inc.	112,080
4,621	Towne Bank	160,118
1,725	Triumph Financial, Inc.(a)	144,866
1,245	Wintrust Financial Corporation	135,456
2,840	WSFS Financial Corporation	155,462
		10,408,705
	BEVERAGES - 0.4%
85	Coca-Cola Consolidated, Inc.	114,104
790	Constellation Brands, Inc., Class A	190,161
8,702	Primo Water Corporation	192,314
2,948	Vita Coco Company, Inc. (The)(a)	77,002
		573,581
	BIOTECH & PHARMA - 2.7%
500	Alnylam Pharmaceuticals, Inc.(a)	131,345
651	Amgen, Inc.	217,323
1,861	ANI Pharmaceuticals, Inc.(a)	118,639
1,266	Arcellx, Inc.(a)	87,025
3,243	Astria Therapeutics, Inc.(a)	39,662
1,104	Axsome Therapeutics, Inc.(a)	98,101
3,660	Catalyst Pharmaceuticals, Inc.(a)	74,115
2,651	Collegium Pharmaceutical, Inc.(a)	101,957
1,641	Crinetics Pharmaceuticals, Inc.(a)	87,071
2,256	Dyne Therapeutics, Inc.(a)	103,979
3,815	Edgewise Therapeutics, Inc.(a)	71,531
7,364	Exelixis, Inc.(a)	191,685

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
2,561	Ideaya Biosciences, Inc.(a)	$ 101,160
1,888	Immunovant, Inc.(a)	58,339
1,561	Intra-Cellular Therapies, Inc.(a)	114,390
1,810	Janux Therapeutics, Inc.(a)	85,034
1,113	Keros Therapeutics, Inc.(a)	50,475
508	Krystal Biotech, Inc.(a)	99,121
5,048	Liquidia Technologies, Inc.(a)	48,006
2,920	Mirum Pharmaceuticals, Inc.(a)	125,881
1,045	Neurocrine Biosciences, Inc.(a)	132,778
1,093	Nuvalent, Inc.(a)	93,047
3,509	PepGen, Inc.(a)	33,792
2,571	Prestige Consumer Healthcare, Inc.(a)	191,899
211	Regeneron Pharmaceuticals, Inc.(a)	249,971
1,389	Rhythm Pharmaceuticals, Inc.(a)	65,686
5,764	Tango Therapeutics, Inc.(a)	68,188
3,521	Tyra Biosciences, Inc.(a)	80,138
519	United Therapeutics Corporation(a)	188,682
1,324	Vaxcyte, Inc.(a)	106,926
1,430	Vera Therapeutics, Inc.(a)	54,083
468	Vertex Pharmaceuticals, Inc.(a)	232,077
7,202	Zymeworks, Inc.(a)	84,479
		3,586,585
	CHEMICALS - 2.2%
788	Avery Dennison Corporation	174,818
5,907	Axalta Coating Systems Ltd.(a)	215,606
923	Balchem Corporation	163,399
1,399	Cabot Corporation	147,049
2,320	DuPont de Nemours, Inc.	195,460
882	Ecolab, Inc.	223,306
6,497	Element Solutions, Inc.	173,730
1,726	Hawkins, Inc.	218,632
2,356	HB Fuller Company	201,815
1,394	Innospec, Inc.	160,672
1,869	LyondellBasell Industries N.V., Class A	184,470

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	CHEMICALS - 2.2% (Continued)
1,035	Materion Corporation	$ 120,101
1,825	RPM International, Inc.	212,156
444	Sherwin-Williams Company (The)	164,000
4,255	Valvoline, Inc.(a)	179,561
985	Westlake Corporation	143,258
		2,878,033
	COMMERCIAL SUPPORT SERVICES - 2.6%
3,244	ABM Industries, Inc.	185,395
5,665	Aramark	207,509
4,984	Barrett Business Services, Inc.	181,966
1,730	Brink's Company (The)	191,909
2,086	Casella Waste Systems, Inc., Class A(a)	224,996
320	Cintas Corporation	257,637
980	Clean Harbors, Inc.(a)	240,981
478	CorVel Corporation(a)	153,309
1,040	CRA International, Inc.	175,344
8,816	Ennis, Inc.	210,791
692	FTI Consulting, Inc.(a)	157,991
7,268	GEO Group, Inc. (The)(a)	100,807
3,047	H&R Block, Inc.	192,906
6,724	Hackett Group, Inc. (The)	178,186
1,436	Huron Consulting Group, Inc.(a)	158,592
1,103	Republic Services, Inc.	229,656
3,885	Rollins, Inc.	194,949
974	Waste Management, Inc.	206,527
		3,449,451
	CONSTRUCTION MATERIALS - 1.4%
800	Advanced Drainage Systems, Inc.	125,408
3,092	Apogee Enterprises, Inc.	206,484
478	Carlisle Companies, Inc.	202,576
685	Eagle Materials, Inc.	176,559
2,045	Knife River Corporation(a)	161,289
292	Martin Marietta Materials, Inc.	155,975
8,510	MDU Resources Group, Inc.	218,621

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	CONSTRUCTION MATERIALS - 1.4% (Continued)
1,019	Owens Corning	$ 171,936
2,860	Summit Materials, Inc., Class A(a)	115,830
2,290	United States Lime & Minerals, Inc.	187,162
634	Vulcan Materials Company	155,463
		1,877,303
	CONSUMER SERVICES - 1.1%
2,106	Adtalem Global Education, Inc.(a)	159,445
262	Graham Holdings Company, Class B	208,340
1,395	Grand Canyon Education, Inc.(a)	202,289
14,376	Laureate Education, Inc., Class A	221,678
3,153	Perdoceo Education Corporation	70,753
2,446	Service Corp International	191,448
2,178	Stride, Inc.(a)	179,337
6,312	Universal Technical Institute, Inc.(a)	110,144
3,943	Upbound Group, Inc.	131,302
		1,474,736
	CONTAINERS & PACKAGING - 0.6%
1,430	AptarGroup, Inc.	219,062
5,343	Graphic Packaging Holding Company	159,916
1,198	Packaging Corporation of America	251,029
435	UFP Technologies, Inc.(a)	148,435
		778,442
	DATA CENTER REIT - 0.1%
1,110	Digital Realty Trust, Inc.	168,287

	DIVERSIFIED INDUSTRIALS - 0.9%
1,143	Dover Corporation	212,632
488	Eaton Corporation PLC	149,782
1,880	Emerson Electric Company	198,133
825	Illinois Tool Works, Inc.	208,874
1,260	ITT, Inc.	175,417
2,077	Pentair PLC	184,209
		1,129,047

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	E-COMMERCE DISCRETIONARY - 0.2%
9,139	1-800-Flowers.com, Inc., Class A(a)	$ 73,386
6,938	Coupang, Inc.(a)	153,677
		227,063
	ELECTRIC UTILITIES - 2.8%
3,465	ALLETE, Inc.	220,201
1,862	American Electric Power Company, Inc.	186,721
2,236	Consolidated Edison, Inc.	227,088
669	Constellation Energy Corporation	131,592
2,101	Duke Energy Corporation	239,408
2,525	Edison International	219,751
1,575	Entergy Corporation	190,087
4,979	FirstEnergy Corporation	218,678
2,029	MGE Energy, Inc.	175,924
2,167	NRG Energy, Inc.	184,217
4,913	OGE Energy Corporation	194,358
1,832	Otter Tail Corporation	154,896
10,057	PG&E Corporation	198,123
2,387	Pinnacle West Capital Corporation	208,910
7,247	PPL Corporation	231,252
2,669	Public Service Enterprise Group, Inc.	215,522
2,573	Southern Company (The)	222,307
2,430	Unitil Corporation	146,529
1,681	Vistra Corporation	143,608
		3,709,172
	ELECTRICAL EQUIPMENT - 2.8%
1,930	A O Smith Corporation	161,580
1,565	AAON, Inc.	149,473
665	Acuity Brands, Inc.	169,376
3,302	Amphenol Corporation, Class A	222,720
4,507	API Group Corporation(a)	160,224
1,651	Argan, Inc.	130,941
936	Badger Meter, Inc.	193,696
1,688	BWX Technologies, Inc.	173,864
2,733	Carrier Global Corporation	198,908

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.8% (Continued)
423	Hubbell, Inc.	$ 169,166
1,198	Itron, Inc.(a)	122,460
249	Lennox International, Inc.	146,957
6,666	LSI Industries, Inc.	106,056
11,594	Mirion Technologies, Inc.(a)	125,679
3,248	Napco Security Technologies, Inc.	150,642
1,422	NEXTracker, Inc.(a)	57,833
713	Novanta, Inc.(a)	130,679
1,204	OSI Systems, Inc.(a)	180,443
2,261	Otis Worldwide Corporation	214,094
509	Powell Industries, Inc.	85,227
1,296	SPX Technologies, Inc.(a)	211,429
695	Trane Technologies PLC	251,354
1,044	Vertiv Holdings Company	86,683
		3,599,484
	ENGINEERING & CONSTRUCTION - 2.5%
1,931	AECOM	193,370
2,033	Arcosa, Inc.	185,999
435	Comfort Systems USA, Inc.	153,781
2,312	Construction Partners, Inc., Class A(a)	152,546
939	Dycom Industries, Inc.(a)	165,226
437	EMCOR Group, Inc.	171,767
3,140	Fluor Corporation(a)	157,220
2,545	Granite Construction, Inc.	191,282
898	IES Holdings, Inc.(a)	167,504
539	Installed Building Products, Inc.	119,825
1,371	Jacobs Solutions, Inc.	206,856
3,235	KBR, Inc.	224,381
2,728	Primoris Services Corporation	153,968
739	Quanta Services, Inc.	203,321
1,031	Sterling Infrastructure, Inc.(a)	123,235
999	Tetra Tech, Inc.	237,503
334	TopBuild Corporation(a)	131,269
6,422	Tutor Perini Corporation(a)	153,935

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	ENGINEERING & CONSTRUCTION - 2.5% (Continued)
1,486	VSE Corporation	$ 138,243
		3,231,231
	ENTERTAINMENT CONTENT - 0.2%
1,336	Electronic Arts, Inc.	202,831
2,988	Fox Corporation - Class B	114,829
		317,660
	FOOD - 1.2%
2,424	BellRing Brands, Inc.(a)	135,574
2,495	Cal-Maine Foods, Inc.	179,740
11,980	Dole plc	192,998
1,727	Ingredion, Inc.	231,953
2,271	Kellogg Company	183,065
2,777	Mondelez International, Inc., Class A	199,416
5,206	Pilgrim's Pride Corporation(a)	242,496
2,031	Post Holdings, Inc.(a)	235,129
		1,600,371
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
915	Boise Cascade Company	124,092
1,895	Louisiana-Pacific Corporation	183,910
2,269	Sylvamo Corporation	179,455
1,358	UFP Industries, Inc.	165,228
		652,685
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	190,653
6,080	VICI Properties, Inc.	203,558
		394,211
	GAS & WATER UTILITIES - 0.5%
7,951	Aris Water Solutions, Inc., Class A	133,736
1,678	Atmos Energy Corporation	219,382
2,875	Consolidated Water Company Ltd.	79,810
7,200	NiSource, Inc.	238,032
		670,960
	HEALTH CARE FACILITIES & SERVICES - 2.6%
1,314	Acadia Healthcare Company, Inc.(a)	107,656

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.6% (Continued)
1,134	Addus HomeCare Corporation(a)	$ 150,833
1,667	Cardinal Health, Inc.	187,904
859	Cencora, Inc.	205,791
579	Cigna Group (The)	209,488
888	DaVita, Inc.(a)	134,017
311	Elevance Health, Inc.	173,193
2,036	Encompass Health Corporation	189,450
1,471	Ensign Group, Inc. (The)	222,651
550	HCA Healthcare, Inc.	217,575
1,558	HealthEquity, Inc.(a)	123,954
425	ICON plc(a)	136,876
348	McKesson Corporation	195,256
349	Medpace Holdings, Inc.(a)	123,989
1,505	National HealthCare Corporation	206,381
2,367	RadNet, Inc.(a)	156,908
3,749	Select Medical Holdings Corporation	135,226
1,451	Tenet Healthcare Corporation(a)	240,633
1,050	Universal Health Services, Inc., Class B	249,868
		3,367,649
	HEALTH CARE REIT - 1.0%
6,830	CareTrust REIT, Inc.	204,080
2,691	National Health Investors, Inc.	219,129
5,293	Omega Healthcare Investors, Inc.	209,285
12,806	Sabra Health Care REIT, Inc.	218,214
3,165	Ventas, Inc.	196,578
2,215	Welltower, Inc.	267,307
		1,314,593
	HOME & OFFICE PRODUCTS - 0.3%
4,228	HNI Corporation	227,678
2,494	Tempur Sealy International, Inc.	130,760
		358,438
	HOME CONSTRUCTION - 2.7%
1,695	Armstrong World Industries, Inc.	214,859
2,449	Beazer Homes USA, Inc.(a)	76,605

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	HOME CONSTRUCTION - 2.7% (Continued)
314	Cavco Industries, Inc.(a)	$ 129,782
1,351	Century Communities, Inc.	135,195
1,064	DR Horton, Inc.	200,842
1,905	Dream Finders Homes, Inc.(a)	63,722
2,215	Green Brick Partners, Inc.(a)	174,498
1,981	Griffon Corporation	131,122
476	Hovnanian Enterprises, Inc.(a)	102,925
6,332	Interface, Inc.	119,548
2,140	KB Home	179,139
960	Lennar Corporation, Class A	174,778
1,160	Lennar Corporation, Class B	195,843
1,220	M/I Homes, Inc.(a)	194,431
2,184	Masco Corporation	173,759
7,733	Masterbrand, Inc.(a)	124,037
569	Meritage Homes Corporation	112,702
1,173	Patrick Industries, Inc.	151,575
1,318	PulteGroup, Inc.	173,515
1,452	Skyline Champion Corporation(a)	135,631
2,575	Taylor Morrison Home Corporation(a)	173,375
1,238	Toll Brothers, Inc.	178,359
3,703	Tri Pointe Homes, Inc.(a)	164,561
		3,480,803
	HOTEL REIT - 0.2%
8,776	Apple Hospitality REIT, Inc.	126,725
1,590	Ryman Hospitality Properties, Inc.	165,296
		292,021
	HOUSEHOLD PRODUCTS - 0.8%
3,173	Central Garden & Pet Company(a)	125,238
1,923	Church & Dwight Company, Inc.	195,915
2,354	Colgate-Palmolive Company	250,701
472	elf Beauty, Inc.(a)	70,701
781	Inter Parfums, Inc.	100,624
1,462	Kimberly-Clark Corporation	211,493

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.8% (Continued)
3,481	Reynolds Consumer Products, Inc.	$ 109,652
		1,064,324
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
1,925	AZZ, Inc.	160,102
771	Enpro, Inc.	124,000
2,601	Mueller Industries, Inc.	189,119
661	RBC Bearings, Inc.(a)	196,879
1,631	Timken Company (The)	137,868
		807,968
	INDUSTRIAL SUPPORT SERVICES - 1.1%
812	Applied Industrial Technologies, Inc.	166,557
2,975	Core & Main, Inc.(a)	142,889
2,617	DXP Enterprises, Inc.(a)	143,935
2,564	RB Global, Inc.	220,838
1,267	Transcat, Inc.(a)	156,424
217	United Rentals, Inc.	160,853
405	Watsco, Inc.	192,545
200	WW Grainger, Inc.	196,984
		1,381,025
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
3,474	Bank of New York Mellon Corporation (The)	236,996
1,022	Cboe Global Markets, Inc.	209,919
946	Evercore Partners, Inc., Class A	232,470
496	Goldman Sachs Group, Inc. (The)	253,083
1,198	Houlihan Lokey, Inc.	187,631
1,502	Interactive Brokers Group, Inc., Class A	193,593
1,561	Intercontinental Exchange, Inc.	252,179
4,325	Jefferies Financial Group, Inc.	259,283
2,299	Moelis & Company, Class A	153,550
2,733	Nasdaq, Inc.	196,995
8,161	Perella Weinberg Partners LP	159,548
785	Piper Sandler Cos	214,070
1,595	PJT Partners, Inc., Class A	196,983
3,235	SEI Investments Company	218,783

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.6% (Continued)
2,064	StoneX Group, Inc.(a)	$ 171,023
1,733	Tradeweb Markets, Inc., Class A	204,910
		3,341,016
	INSURANCE - 6.5%
2,302	Aflac, Inc.	254,049
1,301	Allstate Corporation (The)	245,811
1,356	American Financial Group, Inc.	181,189
2,987	American International Group, Inc.	230,148
624	Aon PLC, Class A	214,481
1,792	Arch Capital Group Ltd.(a)	202,657
924	Arthur J Gallagher & Company	270,335
1,088	Assurant, Inc.	213,629
1,657	Assured Guaranty Ltd.	132,693
3,436	Axis Capital Holdings Ltd.	274,468
2,434	Brown & Brown, Inc.	255,886
794	Chubb Ltd.	225,639
1,286	Cincinnati Financial Corporation	176,221
4,071	CNA Financial Corporation	211,366
3,303	CNO Financial Group, Inc.	115,341
3,848	Employers Holdings, Inc.	184,512
539	Enstar Group Ltd.(a)	175,714
4,608	Equitable Holdings, Inc.	195,932
416	Everest Re Group Ltd.	163,172
2,073	Hartford Financial Services Group, Inc. (The)	240,675
2,172	Jackson Financial, Inc., Class A	195,415
2,733	Loews Corporation	223,942
1,028	Marsh & McLennan Companies, Inc.	233,880
2,036	Mercury General Corporation	134,844
2,800	MetLife, Inc.	216,944
5,171	NMI Holdings, Inc., Class A(a)	212,373
6,985	Old Republic International Corporation	250,552
695	Primerica, Inc.	182,945
1,090	Progressive Corporation (The)	274,897
5,168	Radian Group, Inc.	186,823

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	INSURANCE - 6.5% (Continued)
1,241	Reinsurance Group of America, Inc.	$ 273,963
654	RenaissanceRe Holdings Ltd.	166,633
1,326	RLI Corporation	204,337
1,483	Ryan Specialty Holdings, Inc., Class A	95,846
12,931	SiriusPoint Ltd.(a)	193,836
6,926	Tiptree, Inc.	137,343
1,059	Travelers Companies, Inc./The	241,526
5,944	Universal Insurance Holdings, Inc.	127,142
3,794	Unum Group	210,529
2,165	Voya Financial, Inc.	153,347
3,960	W R Berkley Corporation	236,412
782	Willis Towers Watson PLC	228,430
		8,545,877
	INTERNET MEDIA & SERVICES - 0.5%
3,943	EverQuote, Inc.(a)	97,392
1,524	GoDaddy, Inc., Class A(a)	255,133
6,116	HealthStream, Inc.	177,609
4,685	MediaAlpha, Inc.(a)	83,393
		613,527
	LEISURE FACILITIES & SERVICES - 1.5%
3,281	Atlanta Braves Holdings, Inc. - Class C(a)	140,689
1,655	Brinker International, Inc.(a)	118,366
438	Churchill Downs, Inc.	60,869
978	Hilton Worldwide Holdings, Inc.	214,808
1,381	Light & Wonder, Inc.(a)	151,661
10,481	OneSpaWorld Holdings Ltd.	166,333
2,556	Red Rock Resorts, Inc., Class A	148,964
1,048	Royal Caribbean Cruises Ltd.(a)	172,522
2,024	Sphere Entertainment Company(a)	94,318
1,361	Texas Roadhouse, Inc.	229,670
1,141	TKO Group Holdings, Inc.	134,900
443	Wingstop, Inc.	171,047
1,519	Yum! Brands, Inc.	204,943
		2,009,090

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	LEISURE PRODUCTS - 0.3%
2,495	Acushnet Holdings Corporation	$ 167,140
530	Axon Enterprise, Inc.(a)	193,434
		360,574
	MACHINERY – 3.0%
3,793	Cadre Holdings, Inc.	137,496
525	Caterpillar, Inc.	186,953
4,127	CECO Environmental Corporation(a)	119,477
1,127	Crane Company	178,494
529	CSW Industrials, Inc.	178,606
805	Curtiss-Wright Corporation	254,267
2,980	Donaldson Company, Inc.	216,735
4,342	Enerpac Tool Group Corporation	179,064
1,842	ESCO Technologies, Inc.	220,874
1,966	Federal Signal Corporation	185,767
4,775	Flowserve Corporation	238,177
2,056	Franklin Electric Company, Inc.	213,536
2,171	Ingersoll Rand, Inc.	198,538
406	Kadant, Inc.	130,379
1,082	MSA Safety, Inc.	197,606
6,680	Mueller Water Products, Inc.	143,420
388	Parker-Hannifin Corporation	232,878
615	Snap-on, Inc.	174,500
867	Standex International Corporation	154,890
2,223	Terex Corporation	126,200
1,409	Xylem, Inc.	193,780
		3,861,637
	MEDICAL EQUIPMENT & DEVICES - 1.4%
4,802	Artivion, Inc.(a)	130,326
3,338	Boston Scientific Corporation(a)	273,015
1,573	GE HealthCare Technologies, Inc.	133,422
1,009	Glaukos Corporation(a)	135,095
1,353	Integer Holdings Corporation(a)	175,985
480	Intuitive Surgical, Inc.(a)	236,462
1,758	LeMaitre Vascular, Inc.	158,730

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4% (Continued)
2,075	Merit Medical Systems, Inc.(a)	$ 200,611
1,843	PROCEPT BioRobotics Corporation(a)	145,597
1,391	RxSight, Inc.(a)	78,438
549	Stryker Corporation	197,871
		1,865,552
	METALS & MINING - 0.5%
584	Arch Resources, Inc.	79,675
801	CONSOL Energy, Inc.(a)	81,926
2,435	Freeport-McMoRan, Inc.	107,822
1,373	Southern Copper Corporation	139,625
11,683	SunCoke Energy, Inc.	104,680
1,644	Warrior Met Coal, Inc.	100,794
		614,522
	MORTGAGE FINANCE – 1.0%
14,697	Apollo Commercial Real Estate Finance, Inc.	155,641
14,799	Ellington Financial, Inc.	194,607
13,860	Franklin BSP Realty Trust, Inc.	188,773
14,330	Ladder Capital Corporation	177,119
12,684	PennyMac Mortgage Investment Trust	180,240
18,592	Rithm Capital Corporation	221,988
8,602	Starwood Property Trust, Inc.	179,266
		1,297,634
	OIL & GAS PRODUCERS - 3.0%
15,931	Antero Midstream Corporation	236,894
1,713	APA Corporation	48,803
995	Cheniere Energy, Inc.	184,334
1,049	Chesapeake Energy Corporation	78,140
1,064	Chord Energy Corporation	157,930
1,511	Civitas Resources, Inc.	92,670
5,794	CNX Resources Corporation(a)	160,320
3,362	Coterra Energy, Inc.	81,797
841	Diamondback Energy, Inc.	164,088
3,470	DT Midstream, Inc.	272,707
811	EOG Resources, Inc.	104,473

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	OIL & GAS PRODUCERS - 3.0% (Continued)
952	Gulfport Energy Corporation(a)	$ 138,097
810	Hess Corporation	111,829
11,263	Kinder Morgan, Inc.	242,943
3,252	Magnolia Oil & Gas Corporation, Class A	83,284
3,061	Marathon Oil Corporation	87,698
1,221	Matador Resources Company	69,255
1,782	Murphy Oil Corporation	66,433
433	Murphy USA, Inc.	225,000
3,107	Northern Oil and Gas, Inc.	123,596
1,322	Occidental Petroleum Corporation	75,328
2,969	ONEOK, Inc.	274,216
1,398	Ovintiv, Inc.	59,876
1,559	Targa Resources Corporation	229,017
916	Valero Energy Corporation	134,405
6,139	Williams Companies, Inc. (The)	280,981
5,971	World Kinect Corporation	171,905
		3,956,019
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
6,502	Archrock, Inc.	131,535
3,347	Baker Hughes Company	117,714
3,759	ChampionX Corporation	117,018
5,435	Diamond Offshore Drilling, Inc.(a)	77,938
9,438	DNOW, Inc.(a)	122,883
10,769	Helix Energy Solutions Group, Inc.(a)	120,828
1,651	Helmerich & Payne, Inc.	53,872
4,953	Liberty Oilfield Services, Inc., Class A	101,982
10,513	MRC Global, Inc.(a)	138,351
3,197	Oceaneering International, Inc.(a)	86,287
12,621	Select Water Solutions, Inc., Class A	145,520
5,679	TechnipFMC plc	152,425
3,619	Thermon Group Holdings, Inc.(a)	113,745
1,077	Tidewater, Inc.(a)	95,530
1,320	Valaris Ltd.(a)	80,599

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.3% (Continued)
897	Weatherford International plc	$ 94,131
		1,750,358
	PUBLISHING & BROADCASTING - 0.7%
1,890	Liberty Media Corp-Liberty Formula One – Series C(a)	147,515
2,045	Liberty Media Corp-Liberty Formula One – Series A(a)	144,418
3,446	New York Times Company (The), Class A	189,289
6,562	News Corporation, Class A	185,901
6,487	News Corporation, Class B	190,911
		858,034
	REAL ESTATE SERVICES - 0.1%
1,415	CBRE Group, Inc., Class A(a)	162,923

	RENEWABLE ENERGY - 0.0%(b)
1,827	Cleanspark, Inc.(a)	19,531

	RETAIL - CONSUMER STAPLES - 0.6%
1,731	BJ's Wholesale Club Holdings, Inc.(a)	138,411
583	Casey's General Stores, Inc.	211,226
5,730	Hims & Hers Health, Inc.(a)	84,403
1,210	Ollie's Bargain Outlet Holdings, Inc.(a)	108,368
1,617	PriceSmart, Inc.	144,851
925	Sprouts Farmers Market, Inc.(a)	96,246
		783,505
	RETAIL - DISCRETIONARY - 2.6%
910	Abercrombie & Fitch Company, Class A(a)	134,289
513	Asbury Automotive Group, Inc.(a)	126,013
793	AutoNation, Inc.(a)	141,138
1,382	Beacon Roofing Supply, Inc.(a)	125,209
899	BlueLinx Holdings, Inc.(a)	90,475
3,870	Buckle, Inc. (The)	162,153
5,233	Build-A-Bear Workshop, Inc.	174,678
2,896	Caleres, Inc.	122,008
773	Dick's Sporting Goods, Inc.	183,170
4,642	Ethan Allen Interiors, Inc.	146,130

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
760	Ferguson Enterprises, Inc.(a)	$ 156,340
467	Group 1 Automotive, Inc.	175,947
2,981	La-Z-Boy, Inc.	120,939
616	Lowe's Companies, Inc.	153,076
891	Penske Automotive Group, Inc.	151,559
1,612	Ross Stores, Inc.	242,783
3,033	Rush Enterprises, Inc., Class A	159,839
1,216	Signet Jewelers Ltd.	102,266
2,359	TJX Companies, Inc. (The)	276,640
546	Tractor Supply Company	146,082
3,199	Urban Outfitters, Inc.(a)	116,188
944	Williams-Sonoma, Inc.	126,808
		3,333,730
	RETAIL REIT - 2.4%
8,824	Acadia Realty Trust	198,628
2,990	Agree Realty Corporation	218,300
615	Alexander's, Inc.	140,933
7,974	Brixmor Property Group, Inc.	218,409
10,758	CTO Realty Growth, Inc.	204,617
6,241	Essential Properties Realty Trust, Inc.	199,150
7,275	Four Corners Property Trust, Inc.	206,246
7,677	Kite Realty Group Trust	200,216
4,517	NNN REIT, Inc.	212,254
4,437	Phillips Edison & Company, Inc.	163,992
2,803	Regency Centers Corporation	203,750
1,273	Simon Property Group, Inc.	213,037
3,256	SITE Centers Corporation	196,500
5,298	Tanger, Inc.	161,271
7,015	Urban Edge Properties	148,367
15,319	Whitestone REIT	205,581
		3,091,251
	SELF-STORAGE REITS - 0.1%
3,021	CubeSmart	156,578

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	SEMICONDUCTORS - 1.0%
847	Analog Devices, Inc.	$ 198,910
1,241	Cirrus Logic, Inc.(a)	180,801
2,564	CTS Corporation	126,277
223	KLA Corporation	182,733
1,254	MACOM Technology Solutions Holdings, Inc.(a)	136,974
1,627	Microchip Technology, Inc.	133,674
143	Monolithic Power Systems, Inc.	133,659
558	Onto Innovation, Inc.(a)	118,977
2,937	Photronics, Inc.(a)	75,951
		1,287,956
	SOFTWARE - 2.4%
3,610	ACI Worldwide, Inc.(a)	181,800
9,126	Adeia, Inc.	114,988
1,456	Agilysys, Inc.(a)	164,674
1,303	Altair Engineering, Inc., Class A(a)	117,739
443	Appfolio, Inc., Class A(a)	102,772
11,416	AvePoint, Inc.(a)	131,855
3,354	Box, Inc., Class A(a)	109,340
515	CommVault Systems, Inc.(a)	80,031
437	Daily Journal Corporation(a)	217,237
2,581	Donnelley Financial Solutions, Inc.(a)	172,049
389	Duolingo, Inc.(a)	82,690
9,011	Gen Digital, Inc.	238,430
950	Guidewire Software, Inc.(a)	141,332
595	Manhattan Associates, Inc.(a)	157,336
320	MicroStrategy, Inc., Class A(a)	42,374
1,091	PTC, Inc.(a)	195,387
268	Roper Technologies, Inc.	148,582
4,060	Sapiens International Corp N.V.	147,743
577	SPS Commerce, Inc.(a)	115,250
214	Synopsys, Inc.(a)	111,190
268	Tyler Technologies, Inc.(a)	157,549
5,857	Verra Mobility Corporation(a)	161,712
		3,092,060

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	SPECIALTY FINANCE - 2.3%
860	American Express Company	$ 222,439
1,302	Discover Financial Services	180,600
5,877	Enact Holdings, Inc.	208,927
2,104	Enova International, Inc.(a)	180,376
3,299	Essent Group Ltd.	212,093
747	Federal Agricultural Mortgage Corporation, Class C	147,510
3,410	Fidelity National Financial, Inc.	201,054
804	FTAI Aviation Ltd.	102,759
1,369	GATX Corporation	193,166
7,856	MGIC Investment Corporation	199,778
1,963	Mr. Cooper Group, Inc.(a)	184,149
1,292	Nelnet, Inc., Class A	149,329
3,048	OneMain Holdings, Inc.	150,602
1,719	PennyMac Financial Services, Inc.	185,652
6,325	SLM Corporation	139,530
1,912	Stewart Information Services Corporation	141,316
2,922	Synchrony Financial	146,860
		2,946,140
	SPECIALTY REIT - 0.4%
3,919	EPR Properties	186,035
1,160	Iron Mountain, Inc.	131,382
1,558	Lamar Advertising Company, Class A	195,965
		513,382
	STEEL - 0.7%
2,642	ATI, Inc.(a)	168,771
1,326	Carpenter Technology Corporation	191,965
2,611	Commercial Metals Company	139,923
587	Reliance, Inc.	168,264
1,124	Steel Dynamics, Inc.	134,329
1,754	United States Steel Corporation	66,494
		869,746
	TECHNOLOGY HARDWARE - 2.1%
441	Arista Networks, Inc.(a)	155,841
8,451	Arlo Technologies, Inc.(a)	99,215

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	TECHNOLOGY HARDWARE - 2.1% (Continued)
3,947	Avnet, Inc.	$ 217,795
1,797	Benchmark Electronics, Inc.	76,390
4,630	Corning, Inc.	193,766
2,037	Crane NXT Company	119,674
4,055	Credo Technology Group Holding Ltd.(a)	141,560
463	Fabrinet(a)	112,810
1,208	Garmin Ltd.	221,414
5,975	Hewlett Packard Enterprise Company	115,736
3,997	HP, Inc.	144,611
1,553	InterDigital, Inc.	215,184
596	Motorola Solutions, Inc.	263,456
1,173	NetApp, Inc.	141,605
1,177	Plexus Corporation(a)	150,785
2,311	Pure Storage, Inc., Class A(a)	118,531
2,032	Sanmina Corporation(a)	140,980
50	Super Micro Computer, Inc.(a)	21,885
7,187	TTM Technologies, Inc.(a)	139,787
		2,791,025
	TECHNOLOGY SERVICES – 2.9%
578	Automatic Data Processing, Inc.	159,476
1,283	Booz Allen Hamilton Holding Corporation	203,715
1,022	Broadridge Financial Solutions, Inc.	217,543
535	CACI International, Inc., Class A(a)	261,144
465	Equifax, Inc.	142,815
3,031	ExlService Holdings, Inc.(a)	110,753
127	Fair Isaac Corporation(a)	219,744
1,334	Fiserv, Inc.(a)	232,916
431	Gartner, Inc.(a)	212,035
1,235	ICF International, Inc.	204,714
855	Insight Enterprises, Inc.(a)	185,595
1,044	International Business Machines Corporation	211,024
1,617	Leidos Holdings, Inc.	256,311
2,005	MAXIMUS, Inc.	184,981
534	Moody's Corporation	260,453

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	TECHNOLOGY SERVICES – 2.9% (Continued)
7,882	Pagseguro Digital Ltd., Class A(a)	$ 87,254
1,850	Parsons Corporation(a)	176,601
445	S&P Global, Inc.	228,392
790	Verisk Analytics, Inc.	215,528
		3,770,994
	TELECOMMUNICATIONS - 0.2%
10,254	AT&T, Inc.	204,055

	TOBACCO & CANNABIS - 0.3%
4,667	Altria Group, Inc.	250,945
9,997	Vector Group Ltd.	149,755
		400,700
	TRANSPORTATION & LOGISTICS - 1.6%
874	ArcBest Corporation	92,906
5,039	Ardmore Shipping Corporation	95,136
8,396	Costamare, Inc.	119,139
11,286	DHT Holdings, Inc.	122,227
1,980	Dorian, L.P.G Ltd.	77,200
536	FedEx Corporation	160,141
3,670	FLEX LNG Ltd.	97,842
3,475	Golar LNG Ltd.	115,683
1,052	Kirby Corporation(a)	126,156
2,108	Knight-Swift Transportation Holdings, Inc.	110,417
1,186	Matson, Inc.	164,025
286	Old Dominion Freight Line, Inc.	55,141
4,607	RXO, Inc.(a)	131,115
1,476	Ryder System, Inc.	214,375
1,680	Scorpio Tankers, Inc.	120,187
1,715	SkyWest, Inc.(a)	132,981
970	XPO, Inc.(a)	111,181
		2,045,852
	TRANSPORTATION EQUIPMENT - 0.8%
2,362	Allison Transmission Holdings, Inc.	219,076
2,941	Blue Bird Corporation(a)	150,520

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8% (Continued)
499	Cummins, Inc.	$ 156,112
2,704	Greenbrier Companies, Inc. (The)	131,009
4,649	REV Group, Inc.	148,024
1,327	Westinghouse Air Brake Technologies Corporation	225,019
		1,029,760
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,498	Andersons, Inc. (The)	127,323
3,225	US Foods Holding Corporation(a)	190,952
		318,275
	WHOLESALE - DISCRETIONARY - 0.5%
3,397	Copart, Inc.(a)	179,906
1,364	ePlus, Inc.(a)	130,889
2,106	PC Connection, Inc.	153,906
3,201	ScanSource, Inc.(a)	163,059
		627,760

	TOTAL COMMON STOCKS (Cost $94,473,597)	115,270,544

	PREFERRED STOCKS — 0.0%(b)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
313	Brookfield Property Preferred, L.P. (Cost $4,758)	4,945

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
2,093	Novartis A.G. (c)(d) (Cost $0)	12/31/2029	$4	$ –

	TOTAL INVESTMENTS - 88.4% (Cost $94,478,355)			$ 115,275,489
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.6%			15,197,515
	NET ASSETS - 100.0%			$ 130,473,004

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of August 31, 2024 was $0, representing 0.00% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.